Quarterly Holdings Report
for

Fidelity® SAI Tax-Free Bond Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STF-QTLY-0620
1.9887624.101

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.3%
	Principal Amount	Value
Alabama - 1.5%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	$1,025,000	$1,057,636
4% 12/1/38	1,705,000	1,747,523
4% 12/1/41	1,345,000	1,367,462
4% 12/1/44	1,200,000	1,206,540
4% 12/1/49	1,450,000	1,449,754
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	8,505,000	9,047,789
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	4,000,000	4,135,550
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	1,400,000	1,542,380

TOTAL ALABAMA		21,554,634

Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	955,000	967,383
Arizona - 2.0%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	270,782
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	651,792
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	751,543
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39	450,000	463,257
Series 2016:
5.75% 1/1/36 (b)	300,000	277,236
6% 1/1/48 (b)	875,000	743,251
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,717,427
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	1,938,187
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	2,200,000	2,378,904
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	14,000,000	17,319,680
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,594,162

TOTAL ARIZONA		29,106,221

California - 2.2%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,480,727
California Health Facilities Fing. Auth. Rev. Series A, 4% 8/15/50	4,000,000	4,298,680
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,072,770
5.25% 11/1/36	515,000	559,156
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	2,810,939
5% 5/15/39	1,175,000	1,231,882
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (b)	105,000	78,750
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (b)	100,000	75,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	819,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,157,280
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	2,884,885
5% 4/1/25	2,885,000	3,062,485
5% 4/1/26	2,030,000	2,171,065
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,297,180
5% 11/15/26	2,000,000	2,345,880
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	539,791
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/20	1,000,000	1,002,306
5% 6/1/21	1,000,000	1,032,580
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	879,296
Series 2017 B:
5% 7/1/29	485,000	560,175
5% 7/1/30	970,000	1,107,139

TOTAL CALIFORNIA		31,466,966

Colorado - 2.7%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,190,200
Series 2019 B:
5%, tender 8/1/26 (a)	755,000	853,165
5%, tender 11/19/26 (a)	1,375,000	1,636,429
Series 2018 A, 4% 11/15/48	960,000	984,499
Series 2019 A:
4% 11/1/39	905,000	955,716
5% 11/1/22	1,800,000	1,931,922
5% 11/1/26	1,495,000	1,744,665
5% 11/15/39	1,250,000	1,423,838
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	715,000	806,584
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	450,000	485,928
Series 2019 H, 4.25% 11/1/49	250,000	270,218
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,393,200
5% 3/15/38	2,000,000	2,386,360
Colorado Univ. Co. Hosp. Auth. Rev.:
Bonds Series 2019 C, 5%, tender 11/15/24 (a)	5,895,000	6,689,587
Series 2012 A, 5% 11/15/42	6,480,000	6,816,506
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	6,725,000	6,839,191
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26	135,000	155,845
Series 2020:
5% 12/1/22 (FSA Insured) (c)	165,000	176,088
5% 12/1/50 (FSA Insured) (c)	1,500,000	1,712,415

TOTAL COLORADO		39,452,356

Connecticut - 4.6%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	691,444
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	775,592
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	163,023
Series 2014 H, 5% 11/15/21	1,550,000	1,636,630
Series 2015 B, 5% 6/15/32	265,000	294,121
Series 2016 B:
5% 5/15/25	1,000,000	1,135,330
5% 5/15/26	545,000	630,385
Series 2017 A, 5% 4/15/33	245,000	278,847
Series 2018 A, 5% 4/15/38	1,000,000	1,132,630
Series 2018 F, 5% 9/15/22	235,000	252,547
Series 2019 A, 5% 4/15/26	655,000	756,466
Series 2019 B, 5% 2/15/23	7,000,000	7,595,350
Series 2020 A:
4% 1/15/34	2,250,000	2,402,685
5% 1/15/40	2,000,000	2,297,560
Series C, 5% 6/1/23	2,000,000	2,126,800
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,605,902
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	2,150,000	2,177,499
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	817,172
Series 2014 A, 1.1%, tender 2/7/23 (a)	6,000,000	5,936,160
Series 2014 B, 1.8%, tender 7/1/24 (a)	875,000	883,199
Series 2016 A1, 1.45%, tender 7/1/22 (a)	5,000,000	5,025,250
Series 2020 B:
5%, tender 1/1/25 (a)	2,405,000	2,765,341
5%, tender 1/1/27 (a)	1,780,000	2,134,469
Series U1, 2%, tender 2/8/22 (a)	105,000	106,588
Series 2019 A:
4% 7/1/20 (b)	635,000	636,539
4% 7/1/21 (b)	100,000	101,742
5% 7/1/27 (b)	555,000	625,368
5% 7/1/34 (b)	685,000	761,282
Series 2019 Q-1:
5% 11/1/24	460,000	517,836
5% 11/1/26	500,000	583,500
Series A, 5% 7/1/26	1,000,000	1,125,200
Series K1, 5% 7/1/33	815,000	829,792
Series K3, 5% 7/1/43	350,000	343,543
Series R, 4% 7/1/36	1,000,000	1,027,290
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	445,170
Series A, 5% 9/1/33	5,000,000	5,512,350
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,492,330
5% 1/1/24	1,520,000	1,713,557
5% 1/1/28	3,890,000	4,690,951
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	476,523
Series 2019 A, 5% 11/1/25	495,000	567,245

TOTAL CONNECTICUT		67,071,208

Delaware - 0.2%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	2,951,805
District Of Columbia - 2.2%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	587,495
District of Columbia Rev. Series 2018:
5% 10/1/20	600,000	609,923
5% 10/1/23	350,000	380,559
5% 10/1/25	495,000	558,791
5% 10/1/26	830,000	947,976
5% 10/1/27	905,000	1,045,175
5% 10/1/43	3,080,000	3,344,788
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	3,225,000	3,178,979
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,500,000	8,026,875
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/38	1,500,000	1,724,850
5% 10/1/44	8,000,000	9,024,560
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,876,518

TOTAL DISTRICT OF COLUMBIA		31,306,489

Florida - 4.7%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	793,835
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,783,419
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	798,951
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/21	365,000	375,245
5% 3/1/22	350,000	369,492
5% 3/1/23	400,000	419,720
5% 3/1/24	250,000	265,278
5% 3/1/25	670,000	716,532
Series 2019:
5% 10/1/22	225,000	234,554
5% 10/1/23	250,000	263,585
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	10,000,000	10,705,200
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,639,464
5% 10/1/35	1,000,000	1,048,330
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,689,962
5% 10/1/43	2,000,000	2,206,780
Lee County School Board Ctfs. Prtn. Series 2019 A:
5% 8/1/27	4,005,000	4,935,201
5% 8/1/28	2,020,000	2,538,837
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,148,740
5% 4/1/44	3,235,000	3,602,561
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,074,550
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	1,986,982
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,808,206
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	10,000,000	10,882,200
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,024,433
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,411,400
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,787,848
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/22	1,000,000	1,084,020
5% 7/1/24	800,000	921,688
5% 7/1/25	1,455,000	1,718,297
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,065,257
Series 2015 A, 5% 12/1/40	1,680,000	1,779,775
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/37	960,000	1,031,405
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	266,166
5% 10/15/49	455,000	491,587

TOTAL FLORIDA		67,869,500

Georgia - 2.5%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,178,010
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,190,188
2.25%, tender 5/25/23 (a)	1,685,000	1,659,034
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,328,143
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	2,000,000	2,337,220
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	800,000	897,000
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,668,735
Series 2019, 4% 6/15/49	190,000	204,413
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	100,000	101,356
Series 2018 A, 5% 1/1/21	275,000	278,909
Series 2019 A:
4% 1/1/49	1,855,000	1,739,526
5% 1/1/26	1,225,000	1,343,739
5% 1/1/30	410,000	459,147
5% 1/1/39	1,215,000	1,305,736
5% 1/1/44	1,590,000	1,695,163
Series C, 5% 1/1/22	100,000	103,159
Series HH:
5% 1/1/21	700,000	709,950
5% 1/1/22	1,825,000	1,885,645
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,552,416
4% 7/1/43	1,545,000	1,541,091
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	770,000	813,390
Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,831,374
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,134,320
Private Colleges & Univs. Auth. Rev. Series A:
4% 6/1/20	85,000	85,198
4% 6/1/21	635,000	654,901
5% 6/1/22	420,000	447,825
5% 6/1/23	420,000	459,761
5% 6/1/24	695,000	779,651

TOTAL GEORGIA		36,385,000

Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	2,000,000	2,394,780
Series 2019 A, 5% 9/1/24	765,000	885,556
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40	885,000	1,007,245

TOTAL HAWAII		4,287,581

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	135,000	144,188
Illinois - 11.7%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	114,321
4% 6/1/27	830,000	964,419
4% 6/1/28	625,000	735,638
4% 6/1/29	1,550,000	1,835,262
4% 6/1/30	1,000,000	1,150,070
4% 6/1/31	1,250,000	1,428,738
4% 6/1/34	1,000,000	1,117,800
4% 6/1/35	1,290,000	1,435,022
4% 6/1/36	1,575,000	1,744,124
Series 2020 A:
5% 1/1/29	675,000	837,716
5% 1/1/30	625,000	768,463
5% 1/1/31	850,000	1,035,980
5% 1/1/33	1,650,000	1,960,827
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	57,211
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,385,143
Series 2016 A, 7% 12/1/44	3,100,000	3,335,259
Series 2017 C, 5% 12/1/25	155,000	157,664
Series 2018 C, 5% 12/1/46	1,060,000	970,515
Series 2019 A:
5% 12/1/21	185,000	187,041
5% 12/1/23	2,150,000	2,190,334
5% 12/1/30	575,000	576,426
5% 12/1/31	600,000	596,784
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,865,000	1,905,713
5% 1/1/27	1,520,000	1,547,983
5% 1/1/30	1,745,000	1,766,621
5% 1/1/32	1,300,000	1,301,196
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	550,000	586,515
Series 2016 B, 5% 1/1/46	6,905,000	7,352,030
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 D, 5% 1/1/52	1,205,000	1,307,184
Series 2018 B:
5% 1/1/36	2,250,000	2,563,898
5% 1/1/37	3,250,000	3,689,888
5% 1/1/53	385,000	425,748
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	995,499
5% 3/1/25	850,000	998,572
5% 3/1/26	1,235,000	1,483,754
5% 3/1/27	1,245,000	1,535,795
5% 3/1/28	1,350,000	1,696,086
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	280,865
5% 10/1/28	200,000	237,084
5% 10/1/44	1,000,000	1,117,900
5% 10/1/49	1,250,000	1,389,563
5% 10/1/51	1,000,000	1,110,430
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	349,884
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	2,150,000	2,091,176
5% 5/15/43	50,000	52,397
(Presence Health Proj.) Series 2016 C:
5% 2/15/25	2,100,000	2,389,632
5% 2/15/36	1,000,000	1,134,710
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	100,269
Series E, 2.25%, tender 4/29/22 (a)	330,000	333,983
Series 2012 A, 5% 5/15/22	1,000,000	1,060,820
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	429,790
Series 2015 A:
4.125% 11/15/37	680,000	708,628
5% 11/15/45	10,000,000	10,297,400
Series 2016 A:
5% 2/15/24	850,000	944,240
5% 8/15/25	1,175,000	1,346,762
Series 2016 C, 5% 2/15/31	2,500,000	2,896,900
Series 2016:
4% 12/1/35	360,000	375,959
5% 12/1/40	2,150,000	2,344,124
Series 2017 A, 5% 1/1/35	3,000,000	3,343,290
Series 2018 A:
4.25% 1/1/44	55,000	57,392
5% 1/1/38	215,000	240,452
5% 10/1/41	3,000,000	3,487,740
5% 1/1/44	320,000	352,109
Series 2019, 4% 9/1/35	450,000	412,326
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	4,993,400
Series 2012:
5% 8/1/21	10,000	10,021
5% 8/1/22	60,000	59,947
5% 8/1/24	1,000,000	990,920
Series 2013, 5% 7/1/22	40,000	39,972
Series 2014:
5% 2/1/22	215,000	215,445
5% 2/1/23	180,000	179,377
5% 2/1/26	550,000	538,621
Series 2016:
5% 2/1/26	5,270,000	5,160,964
5% 2/1/27	615,000	598,641
Series 2017 C, 5% 11/1/29	1,000,000	961,970
Series 2017 D:
5% 11/1/21	4,500,000	4,511,520
5% 11/1/23	800,000	795,184
5% 11/1/24	685,000	678,109
5% 11/1/25	1,265,000	1,243,204
5% 11/1/26	10,950,000	10,675,593
5% 11/1/27	6,230,000	6,035,811
Series 2018 A:
5% 10/1/24	500,000	495,130
5% 10/1/28	1,000,000	965,340
Series 2018 B, 5% 10/1/26	1,000,000	975,380
Series 2019 B:
5% 9/1/21	500,000	501,110
5% 9/1/22	490,000	489,481
5% 9/1/23	500,000	497,260
5% 9/1/24	500,000	495,290
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,411,787
Series 2014 C, 5% 1/1/38	415,000	461,401
Series 2015 A, 5% 1/1/37	470,000	528,322
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,373,408
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (FSA Insured)	460,000	529,892
4% 12/1/31 (FSA Insured)	615,000	702,570
4% 12/1/33 (FSA Insured)	255,000	287,592
4% 12/1/35 (FSA Insured)	275,000	306,631
4% 12/1/36 (FSA Insured)	250,000	277,280
4% 12/1/38 (FSA Insured)	580,000	639,311
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,136,288
0% 6/15/46 (FSA Insured)	8,000,000	2,427,120
0% 6/15/47 (FSA Insured)	2,525,000	727,983
Series 2017 A, 5% 6/15/57	6,625,000	5,929,110
Series 2020 A:
4% 6/15/50	8,955,000	7,485,395
5% 6/15/50	5,125,000	4,656,831
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,320,046
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,310,348
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	872,253
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,421,376
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	230,353
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	115,674

TOTAL ILLINOIS		169,885,725

Indiana - 0.9%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	584,837
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	965,000	968,117
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019:
5% 7/1/20	1,160,000	1,167,266
5% 7/1/21	1,440,000	1,503,245
5% 7/1/22	1,510,000	1,596,236
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	344,886
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	730,000	767,018
Series A, 3.75% 1/1/49	3,320,000	3,534,804
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,691,358
Series 2020, 5% 4/1/32	765,000	868,390

TOTAL INDIANA		13,026,157

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,123,070
Series 2019 A2, 2.875% 5/15/49	535,000	511,984
Series A, 5% 5/15/48	120,000	110,191

TOTAL IOWA		1,745,245

Kentucky - 4.6%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	774,653
4% 2/1/37	575,000	583,734
5% 2/1/24	1,180,000	1,277,208
5% 2/1/25	945,000	1,039,755
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	337,997
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	3,500,000	3,478,615
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	853,837
5% 1/1/39	690,000	803,008
5% 1/1/49	2,500,000	2,859,550
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	360,936
Series 2019 A2, 5% 8/1/49	3,400,000	3,606,210
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,239,518
(Proj. No. 119) Series 2018, 5% 5/1/38	4,000,000	4,434,080
Series 2017:
5% 4/1/25	3,425,000	3,818,156
5% 4/1/26	3,470,000	3,914,507
Series A:
4% 11/1/34	1,250,000	1,314,850
4% 11/1/35	400,000	420,100
4% 11/1/36	1,000,000	1,047,720
4% 11/1/37	1,250,000	1,305,450
5% 11/1/22	1,400,000	1,506,512
5% 8/1/27	400,000	443,612
5% 11/1/29	1,105,000	1,263,888
Series B:
5% 8/1/21	110,000	114,716
5% 8/1/23	1,330,000	1,449,341
5% 8/1/25	2,965,000	3,323,706
5% 8/1/26	1,910,000	2,165,291
5% 5/1/27	2,000,000	2,286,160
Series C, 5% 11/1/21 (c)	1,055,000	1,109,269
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (a)	11,515,000	12,080,156
Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,119,080
Series A:
4% 6/1/23	425,000	441,830
4% 12/1/24	500,000	526,460
4% 6/1/25	585,000	618,263
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,530,000	1,670,423
Series 2020 C, 5%, tender 10/1/26 (a)	525,000	601,288
Series 2020 D, 5%, tender 10/1/29 (a)	630,000	748,175
Series 2016 A, 5% 10/1/31	95,000	106,862
Series 2020 A, 4% 10/1/39	1,500,000	1,518,165

TOTAL KENTUCKY		67,563,081

Louisiana - 1.3%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/20	520,000	524,536
4% 12/1/22	815,000	843,468
4% 12/1/23	1,135,000	1,186,506
4% 12/1/24	1,145,000	1,207,620
5% 12/1/25	1,230,000	1,369,949
5% 12/1/29	450,000	510,300
5% 12/1/34	225,000	243,869
5% 12/1/39	1,615,000	1,706,894
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,201,315
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	1,029,945
Series 2018 E:
5% 7/1/32	1,470,000	1,707,405
5% 7/1/33	1,195,000	1,380,117
5% 7/1/34	1,385,000	1,588,692
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	1,495,000	1,241,553
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	1,410,000	1,263,219
2.1%, tender 7/1/24 (a)	680,000	597,394

TOTAL LOUISIANA		18,602,782

Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	100,000	102,378
Series 2013:
5% 7/1/22	400,000	420,424
5% 7/1/33	395,000	411,732
Series 2017 B, 5% 7/1/33	280,000	308,834
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	4,700,000	4,874,558
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	589,005

TOTAL MAINE		6,706,931

Maryland - 0.5%
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,035,680
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,052,982
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	784,503
5% 4/15/25	920,000	1,043,703
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	665,000	710,772
Series 2019 C:
5% 9/1/27	725,000	882,644
5% 9/1/28	115,000	142,526

TOTAL MARYLAND		6,652,810

Massachusetts - 4.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,699,019
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	2,000,000	2,263,540
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,549,185
Series 2017 A, 5% 1/1/36	2,415,000	2,593,227
Series 2017, 5% 7/1/47	945,000	931,496
Series 2018, 5% 1/1/43	1,335,000	1,405,929
Series 2019 A, 5% 7/1/44	530,000	569,612
Series 2019 K:
5% 7/1/25	825,000	929,511
5% 7/1/26	1,085,000	1,251,830
5% 7/1/27	1,305,000	1,521,604
Series 2019:
5% 7/1/25	655,000	703,673
5% 7/1/26	370,000	400,133
5% 7/1/28	550,000	602,514
5% 7/1/29	500,000	550,020
5% 9/1/59	3,730,000	4,032,540
Series 2020 A:
4% 7/1/45	3,660,000	3,199,279
5% 10/15/25	350,000	421,894
5% 10/15/27	7,500,000	9,504,600
5% 10/15/28	7,340,000	9,505,667
Series A, 4% 6/1/49	2,365,000	2,266,616
Series M:
4% 10/1/50	3,725,000	3,386,323
5% 10/1/45	2,805,000	2,986,091
Massachusetts Gen. Oblig. Series A, 5% 1/1/45	2,000,000	2,355,180
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49	2,500,000	2,836,375

TOTAL MASSACHUSETTS		61,465,858

Michigan - 2.8%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	166,122
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,040,994
5% 7/1/25	465,000	514,848
5% 7/1/26	425,000	475,834
5% 7/1/27	660,000	748,222
5% 7/1/28	925,000	1,059,671
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,123,366
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	574,350
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,072,998
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	682,649
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	4,815,695
(Trinity Health Proj.) Series 2017:
5% 12/1/25	2,500,000	2,923,650
5% 12/1/37	1,000,000	1,124,660
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	620,000	648,390
Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	851,141
Series 2015 A:
5% 8/1/26	1,675,000	1,860,959
5% 8/1/27	2,000,000	2,213,440
Series 2015, 5% 11/15/28	1,405,000	1,566,730
Series 2016, 5% 11/15/26	850,000	987,012
Series 2019 A:
4% 12/1/49	795,000	814,660
5% 11/15/48	290,000	317,263
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	937,745
Series 2019 A, 5% 3/1/31	580,000	691,772
Series 2019:
5% 3/1/32	650,000	769,639
5% 3/1/33	625,000	735,200
5% 3/1/34	700,000	820,484
5% 3/1/35	700,000	816,942
5% 3/1/36	800,000	929,528
5% 3/1/37	900,000	1,042,011
5% 3/1/38	1,325,000	1,529,249
5% 3/1/39	900,000	1,035,756
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	576,739

TOTAL MICHIGAN		40,467,719

Minnesota - 0.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	540,060
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,286,421
Series 2018 A, 5% 10/1/45	5,000	5,253
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	552,695
5% 5/1/48	675,000	748,737
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,492,000
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/20	295,000	295,868
5% 6/1/23	515,000	569,296
5% 6/1/27	500,000	604,650

TOTAL MINNESOTA		7,094,980

Mississippi - 0.3%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	605,000	713,961
Series I:
5% 10/1/22	400,000	423,668
5% 10/1/23	550,000	594,264
5% 10/1/24	535,000	588,602
5% 10/1/26	650,000	739,921
5% 10/1/28	1,000,000	1,177,140

TOTAL MISSISSIPPI		4,237,556

Missouri - 1.2%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,716,647
Series 2019 A:
4% 10/1/48	4,785,000	5,126,362
5% 10/1/46	460,000	529,359
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	165,000	176,760
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,804,734
Series 2019 C:
5% 7/1/26	1,440,000	1,651,608
5% 7/1/27	2,430,000	2,824,681
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,257,074
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	46,507

TOTAL MISSOURI		18,133,732

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	80,000	86,560
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	13,400,000	14,490,492
Nevada - 1.5%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,440,200
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,425,130
Series 2016 B, 5% 6/15/26	1,675,000	1,931,041
Series 2017 A:
5% 6/15/22	2,520,000	2,692,544
5% 6/15/24	250,000	278,600
5% 6/15/25	5,945,000	6,732,653
5% 6/15/26	215,000	247,865
Series 2017 C, 5% 6/15/22	210,000	224,379
Series A, 5% 6/15/27	1,305,000	1,572,551
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,595,000	2,753,580
Series 2019 B, 4% 10/1/49	270,000	289,049

TOTAL NEVADA		21,587,592

New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,809,098	1,734,599
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	350,879
Series 2017, 5% 7/1/44	1,000,000	1,063,540
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,741,036
Series 2016, 5% 10/1/23	170,000	186,483

TOTAL NEW HAMPSHIRE		5,076,537

New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,086,390
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	310,000	235,628
Series A, 5% 11/1/31	2,735,000	2,771,649
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,036,980
5% 6/15/35	580,000	585,487
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	220,000	168,282
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,005,000	1,170,905
Series 2014 PP, 5% 6/15/26	1,000,000	1,025,910
Series 2015 XX:
5% 6/15/21	1,000,000	1,015,330
5% 6/15/22	3,285,000	3,354,938
5% 6/15/23	3,500,000	3,593,905
Series 2016 A, 5% 7/15/27	1,000,000	1,033,330
Series 2016 BBB:
5% 6/15/23	1,400,000	1,437,562
5.5% 6/15/30	230,000	240,444
Series 2018 EEE:
5% 6/15/28	590,000	611,346
5% 6/15/34	1,500,000	1,515,510
Series LLL:
4% 6/15/44	2,935,000	2,636,569
4% 6/15/49	2,690,000	2,388,774
Series MMM:
4% 6/15/35	1,160,000	1,083,115
4% 6/15/36	450,000	418,419
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	809,186
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	1,360,000	1,501,059
Series 2019 B2, 5%, tender 7/1/25 (a)	1,665,000	1,871,610
Series 2019 B3, 5%, tender 7/1/26 (a)	1,650,000	1,885,373
Series 2016:
4% 7/1/48	200,000	189,230
5% 7/1/28	1,170,000	1,302,280
5% 7/1/41	90,000	94,476
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	299,344
5% 12/1/23	200,000	220,596
5% 12/1/24	115,000	129,419
5% 12/1/25	215,000	246,151
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,000,000	3,006,851
5% 6/1/28	1,000,000	1,184,370
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	1,968,379
Series 2010 A, 0% 12/15/27	1,205,000	916,848
Series 2018 A:
5% 12/15/32	355,000	357,982
5% 12/15/34	1,350,000	1,360,989
Series A:
4% 12/15/39	1,000,000	915,670
4.25% 12/15/38	2,515,000	2,390,558
Series AA, 5% 6/15/29	405,000	408,228
Series BB, 4% 6/15/44	1,300,000	1,167,816
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,410
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	395,000	410,752
5% 5/1/22	275,000	292,545
5% 5/1/23	215,000	234,853

TOTAL NEW JERSEY		51,659,448

New Mexico - 0.8%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,217,170
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	1,460,000	1,655,041
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	1,110,000	1,185,103
Series 2019 D, 3.75% 1/1/50	385,000	408,142
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	5,000,000	5,623,150
Series 2019 A:
4% 5/1/23	590,000	628,621
4% 11/1/23	200,000	215,000
4% 5/1/24	675,000	729,898
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	31,633
5% 5/15/34	70,000	66,084
5% 5/15/39	50,000	45,266
5% 5/15/44	50,000	43,794
5% 5/15/49	105,000	90,132
Series 2019 B1, 2.625% 5/15/25	55,000	49,366

TOTAL NEW MEXICO		11,988,400

New York - 3.6%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,425,288
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,229,729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	2,600,000	2,516,618
Series 2018, 5% 9/1/36	250,000	292,365
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	320,496
New York City Gen. Oblig. Series B, 5% 10/1/42	2,000,000	2,353,660
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S2, 5% 7/15/35	1,075,000	1,244,194
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,076,894
Series 2018 B, 5% 8/1/45	7,150,000	8,141,991
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,200,000	1,257,552
Series 2019 B2, 5%, tender 5/1/24 (a)	880,000	969,065
Series 2019 B3, 5%, tender 5/1/48	635,000	726,262
Series 2020 A:
4% 9/1/36	550,000	542,069
4% 9/1/38	650,000	637,663
4% 9/1/40	850,000	830,943
4% 9/1/45	5,150,000	4,885,805
4% 9/1/50	3,480,000	3,251,120
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	3,207,855
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,467,857
Series 2017 D, 5% 11/15/35	2,000,000	2,003,900
Series D1, 5% 11/1/25	2,050,000	2,053,793
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31 (Pre-Refunded to 2/15/31 @ 100)	1,000,000	1,187,610
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured)	1,625,000	1,807,991
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,622,720

TOTAL NEW YORK		52,053,440

New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,708,350
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	962,553
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	55,000	65,389
5% 10/1/42	465,000	519,665
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	779,251
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,351,106
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	14,587,160

TOTAL NORTH CAROLINA		18,265,124

Ohio - 4.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,735,000	4,100,694
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	534,720
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,139,200
Series 2016, 5% 2/15/46	1,735,000	1,962,493
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	893,124
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	885,000	733,886
5% 6/1/28	2,825,000	3,393,842
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,084,610
Cleveland Arpt. Sys. Rev.:
5% 1/1/24 (FSA Insured)	1,200,000	1,323,876
5% 1/1/25 (FSA Insured)	730,000	821,557
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,640,675
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,255,300
Series 2019 A, 5% 4/1/33	2,430,000	3,034,633
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	400,789
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	220,366
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	887,190
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	945,896
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	4,415,000	4,943,122
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	475,320
5% 8/1/45	3,550,000	3,850,295
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,114,883
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	776,483
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	746,067
5% 7/1/35	2,625,000	2,964,806
5% 7/1/42	4,525,000	4,996,007
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	1,831,444
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	282,988
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	120,000	130,856
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,506,687
5% 2/1/24	3,580,000	4,074,756
5% 2/1/26	1,145,000	1,369,340
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	355,613
5% 12/1/22	360,000	387,173
5% 12/1/23	500,000	550,580
5% 12/1/24	525,000	590,336
5% 12/1/25	460,000	525,352
5% 12/1/26	600,000	697,236
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	845,000	942,716
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	2,084,634
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,850,000

TOTAL OHIO		67,419,545

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	785,430
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
3% 8/1/20	440,000	441,748
4% 8/1/21	380,000	391,446
4% 8/1/22	475,000	488,229
5% 8/1/26	360,000	394,870

TOTAL OKLAHOMA		2,501,723

Oregon - 0.9%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,721,120
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	10,995,000	11,778,614

TOTAL OREGON		13,499,734

Pennsylvania - 6.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	985,000	1,024,410
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/23	945,000	982,876
5% 2/1/24	400,000	419,840
5% 2/1/26	885,000	944,313
Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	355,000	384,295
Series 2020 B2, 5%, tender 2/1/27 (a)	610,000	677,112
Series 2020 B3, 5%, tender 2/1/30 (a)	350,000	399,725
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,329,280
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	813,212
Series 2020 A:
5% 6/1/29	1,750,000	2,218,020
5% 6/1/32	3,000,000	3,761,010
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,262,504
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 B:
5% 7/1/20	285,000	286,123
5% 7/1/21	1,215,000	1,249,810
Series 2019, 5% 7/1/49	795,000	822,078
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/21	1,200,000	1,246,476
5% 7/1/22	1,500,000	1,596,450
5% 7/1/23	900,000	981,495
5% 7/1/24	1,700,000	1,896,316
5% 7/1/26	1,900,000	2,192,144
5% 7/1/27	2,000,000	2,331,960
5% 7/1/28	2,080,000	2,458,810
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	498,773
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	2,827,949
Series 2019:
4% 9/1/36	750,000	774,045
4% 9/1/37	750,000	771,330
4% 9/1/38	1,700,000	1,742,738
4% 9/1/39	1,100,000	1,115,972
4% 9/1/44	250,000	251,445
5% 9/1/22	600,000	638,046
5% 9/1/23	500,000	542,710
5% 9/1/24	675,000	745,922
Series 2020:
5% 4/1/22	325,000	343,350
5% 4/1/23	360,000	385,322
5% 4/1/24	365,000	396,627
5% 4/1/25	280,000	308,602
5% 4/1/26	330,000	367,877
5% 4/1/27	630,000	710,445
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	1,060,000	1,127,427
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	610,258
5% 4/15/25	750,000	847,830
5% 4/15/26	2,500,000	2,867,775
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	204,030
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31	1,035,000	1,086,357
5% 11/1/42	1,275,000	1,146,761
Series 2016, 5% 5/1/34	1,600,000	1,749,216
Series 2018 A, 5% 2/15/48	940,000	1,093,023
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,636,362
Pennsylvania Tpk. Commission Tpk. Rev. Series 2016, 5% 6/1/36	2,000,000	2,224,960
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	530,000	597,888
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,040,000	911,134
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,390,894
Series 2019 B:
5% 2/1/34	2,250,000	2,779,988
5% 2/1/35	2,750,000	3,369,960
5% 2/1/36	2,415,000	2,945,720
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,676,374
Series 2019 A:
4% 9/1/35	1,250,000	1,379,213
5% 9/1/23	660,000	740,005
5% 9/1/26	2,000,000	2,394,820
5% 9/1/30	1,335,000	1,662,743
5% 9/1/32	1,000,000	1,226,040
5% 9/1/34	620,000	758,936
5% 9/1/44	1,450,000	1,710,841
Series 2019 B:
5% 9/1/25	1,360,000	1,606,065
5% 9/1/26	1,105,000	1,323,138
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,083,360
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	536,652
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	252,411
4% 6/1/49	555,000	592,407
5% 6/1/44	405,000	470,367
5% 6/1/49	645,000	744,569
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	885,000	1,043,787
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,562,218

TOTAL PENNSYLVANIA		92,052,941

Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,539,080
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	270,000	288,476
South Carolina - 1.4%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,155,050
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,472,198
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	500,000	530,120
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	385,000	413,948
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,511,660
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,396,991
Series 2014 C:
5% 12/1/26	100,000	108,590
5% 12/1/39	1,000,000	1,051,680
5% 12/1/46	4,675,000	4,877,007
Series 2016 A, 5% 12/1/33	220,000	238,218
Series A, 5% 12/1/23	790,000	851,502
Series B, 5% 12/1/24	2,520,000	2,755,292
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,685,952

TOTAL SOUTH CAROLINA		21,048,208

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (a)	1,595,000	1,726,572
Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	697,810
Series 2019 A2, 5% 8/1/44	2,250,000	2,400,278
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	731,795
5% 4/1/28	420,000	494,983
5% 4/1/41	500,000	548,135
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	385,617
5.25% 10/1/58	1,225,000	1,275,617
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,252,833
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	103,861

TOTAL TENNESSEE		8,890,929

Texas - 6.9%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,375,680
Central Reg'l. Mobility Auth. Series 2018, 5% 1/1/25	1,000,000	1,073,750
Collin County Series 2019, 5% 2/15/26	2,315,000	2,791,080
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (a)	890,000	891,139
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,520,311
Series 2019:
5% 2/15/23	1,000,000	1,103,100
5% 2/15/24	700,000	795,424
5% 2/15/25	1,000,000	1,168,270
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	585,755
Denton County Gen. Oblig. Series 2020:
4% 5/15/26 (c)	2,510,000	2,862,479
4% 5/15/27 (c)	1,935,000	2,241,407
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	670,000	683,976
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,175,300
5% 3/1/27	1,000,000	1,194,010
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	870,128
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2019 B, 5%, tender 12/1/24 (a)	1,000,000	1,132,380
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	588,600
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,477,738
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	747,833
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,489,200
Houston Independent School District Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	505,580
Houston Util. Sys. Rev. Series 2017 B, 5% 11/15/35	1,000,000	1,201,120
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	458,606
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/43	1,500,000	1,734,435
5% 5/15/48	1,700,000	1,952,807
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	565,000	576,786
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,712,425
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	354,305
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	855,548
Series 2017 A, 5% 1/1/39	4,000,000	4,614,120
Series 2018:
4% 1/1/38	1,835,000	1,937,613
5% 1/1/35	500,000	573,660
Series 2019 A:
5% 1/1/23	2,000,000	2,187,980
5% 1/1/24	2,100,000	2,356,221
5% 1/1/38	5,000,000	5,810,600
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	2,325,000	2,327,581
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,110,660
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,445,164
Series 2020, 1.75%, tender 12/1/25 (a)	10,750,000	10,630,138
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2020:
5% 12/1/23	1,850,000	2,071,094
5% 12/1/24	550,000	631,906
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,017,469
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	8,951,920
Series 2018 A, 5% 7/1/22	800,000	853,376
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	737,831	732,054
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	925,000	1,000,795
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	395,000	395,403
Series 2019 E2, 2.25%, tender 8/1/22 (a)	1,785,000	1,790,444
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,347,915
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,639,215
5% 3/15/25	1,500,000	1,762,500
5% 3/15/26	1,855,000	2,230,749
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	547,530
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,113,680
Series 2018 A, 5% 10/15/43	1,000,000	1,194,510
Series 2018 B, 5% 4/15/49	1,000,000	1,193,540
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7.125% 1/1/46 (Pre-Refunded to 1/1/21 @ 100)	1,500,000	1,561,635

TOTAL TEXAS		100,148,644

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,417,560
Series 2018 B, 5% 7/1/48	1,000,000	1,116,690

TOTAL UTAH		5,534,250

Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Series A, 3.75% 11/1/50	1,815,000	1,935,389
Virginia - 0.8%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,674,299
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	545,845
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	257,009
4% 4/1/39	250,000	227,023
4% 4/1/40	280,000	252,882
4% 4/1/45	750,000	651,615
5% 4/1/22	225,000	234,857
5% 4/1/24	300,000	319,221
5% 4/1/26	350,000	378,504
5% 4/1/27	350,000	380,986
5% 4/1/28	440,000	481,488
5% 4/1/29	575,000	629,976
5% 4/1/49	1,000,000	1,020,430
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,456,505
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	1,100,000	1,099,568
Series 2009 A, 2.15%, tender 9/1/20 (a)	400,000	399,692
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	304,305

TOTAL VIRGINIA		12,314,205

Washington - 2.3%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22	1,140,000	1,188,188
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,900,000	3,940,131
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	506,184
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,425,700
Series 2016 C, 5% 2/1/39	2,560,000	2,962,099
Series 2017 D, 5% 2/1/35	500,000	595,530
Series 2018 C, 5% 2/1/41	1,000,000	1,193,410
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	51,687
5% 7/1/42	560,000	600,516
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	215,062
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	2,090,000	2,194,542
Series 2015, 5% 1/1/25	1,000,000	1,122,590
Series 2017 A, 4% 7/1/42	5,780,000	5,657,117
Series 2017:
4% 8/15/42	7,000,000	6,451,130
5% 8/15/36	500,000	514,405
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	473,499
5% 10/1/26	2,010,000	2,236,648
5% 10/1/34	1,510,000	1,608,679

TOTAL WASHINGTON		32,937,117

Wisconsin - 1.2%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	828,857
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	553,188
5.25% 10/1/48	530,000	550,479
Roseman Univ. of Health Series 2020, 5% 4/1/50 (b)	395,000	348,769
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	1,240,000	1,453,429
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	1,945,000	2,076,171
Series 2018, 5% 4/1/34	2,000,000	2,432,920
Series 2019 A:
2.25% 11/1/26	325,000	288,460
5% 11/1/25	240,000	239,544
5% 11/1/27	205,000	203,358
5% 11/1/29	170,000	166,481
5% 12/1/30	300,000	357,090
5% 12/1/31	300,000	353,133
5% 12/1/32	350,000	408,982
5% 12/1/33	350,000	407,064
5% 12/1/34	350,000	405,356
5% 12/1/35	450,000	518,697
5% 7/1/44	500,000	540,895
5% 11/1/46	1,445,000	1,230,750
5% 7/1/49	2,000,000	2,154,420
Series 2019 B, 5% 7/1/38	355,000	389,155
Series 2019 B1, 2.825% 11/1/28	365,000	324,631
Series 2019 B2, 2.55% 11/1/27	235,000	208,478
Series 2019:
5% 10/1/24	270,000	298,237
5% 10/1/26	550,000	625,042
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	612,205

TOTAL WISCONSIN		17,975,791

Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	3,595,000	3,795,349
TOTAL MUNICIPAL BONDS
(Cost $1,355,956,537)		1,313,669,803

Municipal Notes - 0.9%
New Jersey - 0.7%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	2,600,000	$2,608,702
South Orange Village Township Rev. BAN Series 2019, 2.25% 7/9/20	8,000,000	8,023,013

TOTAL NEW JERSEY		10,631,715

New York - 0.2%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21	3,000,000	2,982,780
TOTAL MUNICIPAL NOTES
(Cost $13,716,022)		13,614,495
	Shares	Value

Money Market Funds - 7.8%
Fidelity Tax-Free Cash Central Fund .15% (d)(e)
(Cost $113,923,998)	113,901,220	113,923,966
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,483,596,557)		1,441,208,264
NET OTHER ASSETS (LIABILITIES) - 1.0%		14,357,641
NET ASSETS - 100%		$1,455,565,905

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,051,847 or 0.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$168,441
Total	$168,441

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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